Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Table]
Auditor Name	Privatco CPA Limited
Auditor Firm ID	7401
Auditor Location	Hong Kong
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated and combined balance sheets of K-Tech Solutions Company Limited and its subsidiary (collectively referred to as the “Company”) as of March 31, 2026 and 2025, and the related consolidated and combined statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for the years ended March 31, 2026, 2025 and 2024 and the related notes to the financial statements (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for the years ended March 31, 2026, 2025 and 2024 in conformity with accounting principles generally accepted in the United States of America.